Average Annual Total Returns - VIPInvestorFreedomFunds-InvestorComboPRO - VIPInvestorFreedomFunds-InvestorComboPRO - VIP Investor Freedom 2025 Portfolio	Apr. 30, 2025
VIP Investor Freedom 2025 Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	8.46%
Past 5 years	5.72%
Past 10 years	6.47%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%
IXWFV
Average Annual Return:
Past 1 year	8.98%
Past 5 years	5.44%
Past 10 years	6.35%